Derivative Financial Instruments and Off-balance sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Volume and Fair Value Positions of Derivative Instruments and Reporting Location in Statement of Financial Position

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2018. None of these derivatives are designated as accounting hedging instruments.

		Volume (1)
($ in thousands, except number of contracts)	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Interest rate contracts
Interest rate cap agreements	Other investments	$1,500	n/a	$17	$17	$—
Equity and index contracts
Options	Other investments	—	122	556	556	—
Futures	Other assets	—	1	1	1	—
Foreign currency contracts
Foreign currency forwards	Other investments	16,091	n/a	670	684	(14)

Total asset derivatives		$17,591	123	$1,244	$1,258	$(14)

Liability derivatives
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	$12,600	n/a	$377	$377	$—
Equity and index contracts
Options	Other liabilities & accrued expenses	—	121	(178)	—	(178)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	25,381	n/a	(3,003)	—	(3,003)
Guaranteed withdrawal benefits	Contractholder funds	14,507	n/a	(398)	—	(398)
Equity-indexed options in life product contracts	Contractholder funds	36,265	n/a	(400)	—	(400)

Total liability derivatives		88,753	121	(3,602)	$377	$(3,979)

Total derivatives		$106,344	244	$(2,358)

(1)

Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2017. None of these derivatives are designated as accounting hedging instruments.

		Volume (1)
($ in thousands, except number of contracts)	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Interest rate contracts
Interest rate cap agreements	Other investments	$13,500	n/a	$318	$318	$—
Equity and index contracts
Options	Other investments	—	105	2,800	2,800	—
Foreign currency contracts
Foreign currency forwards	Other investments	140	n/a	(12)	—	(12)
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	—	n/a	166,290	166,290	—

Total asset derivatives		$13,640	105	$169,396	$169,408	$(12)

Liability derivatives
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	$2,300	n/a	$18	$18	$—
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	—	106	(1,149)	—	(1,149)
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	24,622		(355)	85	(440)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	32,447	n/a	(2,754)	—	(2,754)
Guaranteed withdrawal benefits	Contractholder funds	17,774	n/a	(321)	—	(321)
Equity-indexed options in life product contracts	Contractholder funds	28,833	n/a	(1,721)	—	(1,721)

Total liability derivatives		105,976	106	(6,282)	$103	$(6,385)

Total derivatives		$119,616	211	$163,114

(1)

Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

Schedule of gross and net amount for the Company's OTC derivatives subject to enforceable master netting arrangements

The following table provides gross and net amounts for the Company’s OTC derivatives, all of which are subject to enforceable master netting agreements.

		Offsets
($ in thousands)	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount
December 31, 2018
Asset derivatives	$1,078	$(391)	$(590)	$97	$—	$97
Liability derivatives	(14)	391	(380)	(3)	—	(3)

December 31, 2017
Asset derivatives	$421	$(115)	$—	$306	$—	$306
Liability derivatives	(452)	115	230	(107)	—	(107)

Summary of Gains and Losses from Valuation and Settlements For Derivatives Not Designated As Hedges

The following tables present gains and losses from valuation and settlements reported on derivatives in the Statements of Operations and Comprehensive Income.

($ in thousands)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
2018
Interest rate contracts	$65	$—	$—	$65
Equity and index contracts	—	—	(768)	(768)
Embedded derivative financial instruments	—	(326)	1,321	995
Foreign currency contracts	887	—	—	887
Other contracts - structured settlement annuity reinsurance agreement	(314)	—	—	(314)

Total	$638	$(326)	$553	$865

2017
Interest rate contracts	$(54)	$—	$—	$(54)
Equity and index contracts	—	—	1,289	1,289
Embedded derivative financial instruments	—	2,937	(556)	2,381
Foreign currency contracts	(697)	—	—	(697)
Other contracts - structured settlement annuity reinsurance agreement	53,257	—	—	53,257

Total	$52,506	$2,937	$733	$56,176

2016
Interest rate contracts	$(30)	$—	$—	$(30)
Equity and index contracts	—	—	405	405
Embedded derivative financial instruments	—	1,425	(702)	723
Foreign currency contracts	431	—	—	431
Other contracts - structured settlement annuity reinsurance agreement	23,380	—	—	23,380

Total	$23,781	$1,425	$(297)	$24,909

Summary of Counterparty Credit Exposure by Counterparty Credit Rating

The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

	2018				2017
($ in thousands) Rating (1)	Number of counter- parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter- parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	2	$30,191	$1,064	$97	2	$13,640	$305	$305

(1)	The lower of S&P or Moody’s long-term debt issuer ratings.
(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.

Summary of Fair Value of Derivative Instruments with Termination, Cross-Default Or Collateral Credit-Risk-Contingent Features

The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in thousands)	2018	2017
Gross liability fair value of contracts containing credit-risk-contingent features	$—	$12
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	—	(12)

Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$—	$—

Schedule of Contractual Amounts of Off Balance Sheet Financial instruments

The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

($ in thousands)	2018	2017
Commitments to invest in limited partnership interests	$153,719	$174,520
Commitments to extend mortgage loans	10,000	—
Private placement commitments	—	75